Loans from Third Parties (Details) ¥ in Thousands, $ in Thousands	Jun. 01, 2021 USD ($)	Dec. 07, 2020 USD ($)	Dec. 03, 2020 USD ($)	Jan. 10, 2020 USD ($)	Sep. 10, 2019 USD ($)	Aug. 05, 2019 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 05, 2019 CNY (¥)
Loans from Third Parties [Line Items]
Loan facility				$ 2
Loans from third parties							$ 3,131	$ 3,131
Accrued interests							$ 334	$ 271
Medi-life Co Limited [Member]
Loans from Third Parties [Line Items]
Loan facility			$ 100		$ 600
Interest rate			2.00%		2.00%
Extend maturity date			Dec. 02, 2026		Sep. 10, 2026
Top ShunXing Bio-Tech Co., (“TSB”) [Member]
Loans from Third Parties [Line Items]
Loan facility						$ 2,273			¥ 16,003
Interest rate		2.00%		2.00%		2.00%
Extend maturity date	May 31, 2027
Repaid amount	$ 250	$ 328		$ 80
Aggregate amount		$ 408		$ 408
Maturity date		Dec. 06, 2026		Jan. 09, 2027